Business Combination and Disposal	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Business combination and Disposal

4.Business combination and disposal:

(a)	Divesture of the Cannabis assets:

On June 8, 2022, the Company announced a planned divestiture of the Canadian cannabis business and that the Company would focus on winding up its cannabis operations pending one or more sales transactions.  Following this announcement, the Canadian cannabis disposal group assets met the criteria to be classified as held for sale. At September 30, 2022, the disposal group had been measured at fair value less cost to sell and impaired to reflect the asset sale and purchase agreement (the "ASPA") signed with a third-party on October 16, 2022 for $3,790,340 ($5,150,000 CAD), with cost to sell the Canadian cannabis disposal group asset in the amount of $586,783, for net assets held for sale of $3,203,557, resulting in an impairment loss of $15,346,119 for the year ended March 31, 2023.

The transaction closed on November 9, 2022.

(b)	Acquisition of a controlling interest in Sprout Foods:

On February 10, 2021, Neptune acquired a 50.1% equity interest in Sprout Foods, Inc. (“Sprout” or “Sprout Foods”).

Sprout’s other equity interest owners granted Neptune a call option (the “Call Option”) to purchase the remaining 49.9% outstanding equity interests of Sprout, at any time beginning on January 1, 2023 and ending on December 31, 2023. The total consideration payable for the additional shares (“Call Shares”) upon the exercise of the Call Option and the closing of Neptune’s acquisition of the Call Shares would be equal to the total equity value of the Call Shares, which would be based upon the applicable percentage acquired by Neptune of the total enterprise value for Sprout.

As at the close of the transaction, the value of the asset related to the Call Option was determined to be $5,523,255, representing the difference between the market price and the contract value of the Call Option, discounted at a rate of 8.9% and assuming the transaction would take place on January 1, 2023. To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%. As at March 31, 2022, the fair value of the asset was remeasured to nil, generating a loss on re-measurement of $5,598,198 accounted under revaluation of derivatives for the year ended on that date. As at March 31, 2023, the fair value of the asset remains nil.